DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	$ 1,354,056	$ 1,092,916
Estimate Fair Value Gain	12,559	14,025
Estimate Fair Value Loss	(12,587)	(14,059)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	677,028	546,458
Estimate Fair Value Gain	4,158	44
Estimate Fair Value Loss	(8,429)	(14,015)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Interest-bearing deposit swap	677,028	546,458
Estimate Fair Value Gain	8,401	13,981
Estimate Fair Value Loss	$ (4,158)	$ (44)